Accumulated Other Comprehensive Income - Reclassification Adjustments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		$ 47.2	$ 49.3	$ 54.4
Change in accumulated other comprehensive income before reclassifications		0.8	1.0	(1.3)
Amounts reclassified from accumulated other comprehensive income		(0.1)	0.0	0.2
Net current-period other comprehensive income		0.7	1.0	(1.1)
Ending Balance		46.5	47.2	49.3
Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	[1]	(0.2)
Ending Balance	[1]		(0.2)
Unrealized gains on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		2.7	1.7	2.3
Change in accumulated other comprehensive income before reclassifications		0.8	1.0	(1.2)
Amounts reclassified from accumulated other comprehensive income		(0.1)	0.0	0.2
Net current-period other comprehensive income		0.7	1.0	(1.0)
Ending Balance		3.4	2.7	1.7
Unrealized gains on securities | Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance				0.4
OTTI
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		0.0	0.0	0.1
Change in accumulated other comprehensive income before reclassifications		0.0	0.0	(0.1)
Amounts reclassified from accumulated other comprehensive income		0.0	0.0	0.0
Net current-period other comprehensive income		0.0	0.0	(0.1)
Ending Balance		0.0	0.0	0.0
OTTI | Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance				0.0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance		2.7	1.7	2.4
Ending Balance		$ 3.4	$ 2.7	1.7
Accumulated Other Comprehensive Income | Impact of adoption
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance				$ 0.4

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.